WARRANTY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Company's warranty accruals

The following is a continuity of the Company’s warranty accruals:

	2012	2011	2010

Balance, beginning of year	$76	$68	$75
Expense, net	43	46	32
Settlements	(46)	(38)	(37)
Acquisitions [note 6]	17	—	—
Foreign exchange and other	4	—	(2)

	$94	$76	$68